Equity Investees	12 Months Ended
Dec. 31, 2018
Equity Method Investments and Joint Ventures [Abstract]
Equity Investees	Equity Investees
We account for our ownership in our joint ventures under the equity method of accounting (see Note 2 for a description of these investments). The price we pay to acquire an ownership interest in a company may exceed or be less than the underlying book value of the capital accounts we acquire. At December 31, 2018 and 2017, the unamortized differences in carrying value totaled $366.4 million and $382.4 million, respectively. We amortize the differences in carrying value as a change in equity earnings.
In the first quarter of 2016, we purchased the remaining 50% interest in Deepwater Gateway, LLC for approximately $26.0 million (including adjustments for working capital), increasing our ownership interest to 100%. Consequently, we now consolidate Deepwater Gateway, LLC instead of accounting for our interest under the equity method.
The following table presents information included in our Consolidated Financial Statements related to our equity investees.

	Year Ended December 31,
	2018	2017	2016
Genesis’ share of operating earnings	$59,255	$66,814	$63,805
Amortization of differences attributable to Genesis' carrying value of equity investments	(15,629)	(15,768)	(15,861)
Net equity in earnings	$43,626	$51,046	$47,944
Distributions received	$71,714	$82,898	$87,220

The following tables present the combined balance sheet information for the last two years and income statement data for the last three years for our equity investees (on a 100% basis) including the effects of the change in our ownership interest due to the Deepwater acquisition as previously discussed:

	December 31,
	2018	2017
BALANCE SHEET DATA:
Assets
Current assets	$34,005	$34,381
Fixed assets, net	346,864	362,214
Other assets	15,469	14,927
Total assets	$396,338	$411,522
Liabilities and equity
Current liabilities	$18,897	$23,289
Other liabilities	250,742	249,610
Equity	126,699	138,623
Total liabilities and equity	$396,338	$411,522

	Year Ended December 31,
	2018	2017	2016
INCOME STATEMENT DATA:
Revenues	$180,056	$191,078	$193,038
Operating Income	$129,160	$139,604	$122,836
Net Income	$115,669	$134,479	$118,175

Poseidon's revolving credit facility
Borrowings under Poseidon’s revolving credit facilities, which was amended and restated in February 2015, are primarily used to fund spending on capital projects. The February 2015 credit facility is non-recourse to Poseidon’s owners and secured by its assets. The February 2015 credit facility contains customary covenants such as restrictions on debt levels, liens, guarantees, mergers, sale of assets and distributions to owners. A breach of any of these covenants could result in acceleration of the maturity date of Poseidon’s debt. Poseidon was in compliance with the terms of its credit agreement for all periods presented in these consolidated financial statements.